Non-cash transactions	12 Months Ended
Dec. 31, 2021
Non-cash transactions
Non-cash transactions

28      Non-cash transactions

Non-cash transactions for the years ended December 31, 2021, 2020 and 2019 are, respectively: (i) Additions of right of use assets and lease liabilities in the amount of R$ 25,513, R$ 35,925 and R$ 31,177 (Note 16), and, (ii) Disposals of contracts of right of use assets and lease liabilities in the amount of R$ 3,481, R$ 3,429 and R$ 34,852 (Note 16) and Accounts payable assumed in the acquisition of SEL, in the amount of R$ 26,876, Redação Nota 1000, in the amount of R$ 7,294, EMME, in the amount of R$ 12,253, De Gouges, in the amount of R$ 451,554, and Pluri, in the amount of R$ 12,347, Mind Makers, in the amount of R$ 13,621, Meritt, in the amount R$ 4,330. (see note 5).